Other operating expenses (Details) - Sociedad Minera Cerro Verde S.A.A. [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Other operational expenses [Line Items]
Potential liability in the form of fines and interest	$ 14,183
Penalties for income tax related to disputed mining royalties		$ 33,800
Penalties on disputed mining royalties		17,700
Profit sharing adjustments related to GEM refund		$ 3,600
INGEMMET
Disclosure Other operational expenses [Line Items]
Potential liability in the form of fines and interest	6,800
SUNAT
Disclosure Other operational expenses [Line Items]
Potential liability in the form of fines and interest	4,700
OSINERGMIN
Disclosure Other operational expenses [Line Items]
Potential liability in the form of fines and interest	$ 2,700